Cost of revenue	9 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Cost of revenue	Cost of revenue
The following tables show our cost of revenue for the periods indicated:

	Nine-month ended September 30, 2025 (unaudited)
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2025 (Note 18)	40,345	32,623	20,553	94,633	188,154
Cost of production of manufactured products (Note 6)	51,708	143,857	161,054	360,023	716,642
Purchases	23,045	3,178	4,401	9,284	39,908
Agricultural produce	147,590	43	15,232	8,413	171,278
Transfer to raw material	(56,300)	(9,173)	—	—	(65,473)
Direct agricultural selling expenses	15,667	—	—	—	15,667
Tax recoveries (i)	—	—	—	(33,722)	(33,722)
Changes in net realizable value of agricultural produce after harvest	8,203	—	—	(609)	7,594
Loss of idle productive capacity	—	—	—	17,912	17,912
Finished goods as of September 30, 2025 (Note 18)	(60,252)	(22,680)	(18,431)	(119,360)	(220,723)
Exchange differences	(3,495)	(1,395)	(732)	9,803	4,181
Cost of revenue for the period	166,511	146,453	182,077	346,377	841,418
(i): Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

	Nine-month ended September 30, 2024 (unaudited)
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2024	33,407	9,306	9,927	126,971	179,611
Cost of production of manufactured products (Note 6)	49,640	189,461	169,715	423,226	832,042
Purchases	15,241	1,939	6,624	654	24,458
Agricultural produce	194,297	—	16,091	6,067	216,455
Transfer to raw material	(82,716)	(4,740)	—	—	(87,456)
Direct agricultural selling expenses	21,403	—	—	—	21,403
Tax recoveries (i)	—	—	—	(34,016)	(34,016)
Changes in net realizable value of agricultural produce after harvest	(19,993)	—	—	540	(19,453)
Finished goods as of September 30, 2024	(59,475)	(30,193)	(10,804)	(131,270)	(231,742)
Exchange differences	17,986	743	(5,193)	(14,028)	(492)
Cost of revenue for the period	169,790	166,516	186,360	378,144	900,810
(i): Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.